Submission	Aug. 06, 2024
Submission [Line Items]
Central Index Key	0001029142
Registrant Name	Dynavax Technologies Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A